Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments
Marketable securities	$ 107,919	$ 60,850
Book Value
Financial Instruments
Cash and cash equivalents	546,164	453,384
Marketable securities	107,919	60,850
Fair Value
Financial Instruments
Cash and cash equivalents	546,164	453,384
Marketable securities	107,919	60,850
Secured long-term debt, including current portion | Book Value
Financial Instruments
Long-term debt	507,560	481,780
Secured long-term debt, including current portion | Fair Value
Financial Instruments
Long-term debt	507,560	481,780
Unsecured long-term debt | Book Value
Financial Instruments
Long-term debt	262,766	262,766
Unsecured long-term debt | Fair Value
Financial Instruments
Long-term debt	$ 226,291	$ 259,834